CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ (172,646,790)	$ (30,736,098)
Other comprehensive loss, net of tax
Foreign currency translation gain/(loss)	140,474	(69,565)
Total comprehensive loss	$ (172,506,316)	$ (30,805,663)